32. Non current assets held for sale and discontinued operations (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	R$ 3,792	R$ 5,112
Trade receivables, net	632	543
Inventories, net	4,822	4,641
Recoverable taxes	596	674
Other current assets	271	126
Total current assets	33,220	31,651
Noncurrent
Trade receivables, net	80	0
Recoverable taxes	1,747	632
Other accounts receivable, net	642	612
Deferred income tax and social contribution	121	170
Related parties	25	17
Investment properties	21	23
Property and equipment, net	9,138	9,182		R$ 10,377
Intangible assets, net	1,924	1,908		6,543
Total noncurrent assets	14,708	13,566
Total assets	47,928	45,217
Current
Trade payable, net	8,128	7,232
Borrowings and financing	1,251	2,957
Related parties	153	147
Other current liabilities	213	253
Total current liabilities	28,992	27,582
Noncurrent
Provision for risks	1,107	1,177		1,396
Borrowings and financing	3,337	2,912
Deferred income tax and social contribution	394	317
Other noncurrent liabilities	53	46
Total noncurrent liabilities	5,644	5,038
Shareholders’ equity	13,292	12,597		R$ 13,352	R$ 14,194
Total liabilities and shareholders’ equity	47,928	45,217
Cnova N.V.
Current Assets
Cash and cash equivalents			R$ 621
Trade receivables, net			365
Inventories, net			900
Other current assets			129
Total current assets	2,836	1,457	2,015
Noncurrent
Deferred income tax and social contribution			38
Related parties			520
Other noncurrent assets			14
Property and equipment, net			46
Intangible assets, net			423
Total noncurrent assets	796	501	1,041
Total assets	3,632	1,958	3,056
Current
Trade payable, net			1,319
Related parties			1,300
Other current liabilities			363
Total current liabilities	3,941	1,948	2,982
Noncurrent
Provision for risks			52
Other noncurrent liabilities			17
Total noncurrent liabilities	174	70	69
Shareholders’ equity	(483)	(60)	5
Total liabilities and shareholders’ equity	3,632	1,958	R$ 3,056
Via Varejo
Current Assets
Cash and cash equivalents	3,559	4,030
Trade receivables, net	3,988	2,782
Inventories, net	4,379	3,054
Recoverable taxes	219	581
Other current assets	168	123
Total current assets	12,313	10,570
Noncurrent
Trade receivables, net	224	204
Recoverable taxes	2,725	2,317
Other accounts receivable, net	940	615
Deferred income tax and social contribution	354	289
Related parties	539	681
Investment properties	89	144
Property and equipment, net	1,711	1,550
Intangible assets, net	4,287	4,170
Total noncurrent assets	10,869	9,970
Total assets	23,182	20,540
Current
Trade payable, net	7,726	5,618
Structured payable program	437	489
Borrowings and financing	3,802	3,532
Related parties	139	189
Other current liabilities	2,177	2,231
Total current liabilities	14,281	12,059
Noncurrent
Borrowings and financing	397	407
Deferred income tax and social contribution	839	849
Other noncurrent liabilities	2,380	2,329
Total noncurrent liabilities	3,616	3,585
Shareholders’ equity	5,285	4,896
Total liabilities and shareholders’ equity	R$ 23,182	R$ 20,540